Organization and Nature of Business - Schedule of Subsidiaries of the Company (Details)	12 Months Ended
Dec. 31, 2024
Jowell Tech [Member] | Name of Entity [Member]
Schedule of Subsidiaries of the Company [Line Items]
Name of Entity	Jowell Tech
Jowell Tech [Member] | Date of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Jun. 24, 2019
Jowell Tech [Member] | Place of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	Hong Kong
Jowell Tech [Member] | % of Ownership [Member]
Schedule of Subsidiaries of the Company [Line Items]
% of Ownership	100
Jowell Tech [Member] | Principal Activities [Member]
Schedule of Subsidiaries of the Company [Line Items]
Principal Activities	Holding Company
Shanghai Jowell [Member] | Name of Entity [Member]
Schedule of Subsidiaries of the Company [Line Items]
Name of Entity	Shanghai Jowell
Shanghai Jowell [Member] | Date of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Oct. 15, 2019
Shanghai Jowell [Member] | Place of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	Shanghai, China
Shanghai Jowell [Member] | % of Ownership [Member]
Schedule of Subsidiaries of the Company [Line Items]
% of Ownership	100
Shanghai Jowell [Member] | Principal Activities [Member]
Schedule of Subsidiaries of the Company [Line Items]
Principal Activities	Holding Company
Shanghai Juhao and its subsidiaries [Member] | Name of Entity [Member]
Schedule of Subsidiaries of the Company [Line Items]
Name of Entity	Shanghai Juhao and its subsidiaries
Shanghai Juhao and its subsidiaries [Member] | Date of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Jul. 31, 2012
Shanghai Juhao and its subsidiaries [Member] | Place of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	Shanghai, China
Shanghai Juhao and its subsidiaries [Member] | % of Ownership [Member]
Schedule of Subsidiaries of the Company [Line Items]
% of Ownership	0 (VIE)
Shanghai Juhao and its subsidiaries [Member] | Principal Activities [Member]
Schedule of Subsidiaries of the Company [Line Items]
Principal Activities	Online Retail
Shanghai Lianfu [Member] | Name of Entity [Member]
Schedule of Subsidiaries of the Company [Line Items]
Name of Entity	Shanghai Lianfu
Shanghai Lianfu [Member] | Date of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Apr. 13, 2023
Shanghai Lianfu [Member] | Place of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	Shanghai, China
Shanghai Lianfu [Member] | % of Ownership [Member]
Schedule of Subsidiaries of the Company [Line Items]
% of Ownership	100%
Shanghai Lianfu [Member] | Principal Activities [Member]
Schedule of Subsidiaries of the Company [Line Items]
Principal Activities	Live Stream Ecommerce
Baotou Juhaoyuan [Member] | Name of Entity [Member]
Schedule of Subsidiaries of the Company [Line Items]
Name of Entity	Baotou Juhaoyuan
Baotou Juhaoyuan [Member] | Date of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Date of Incorporation	Sep. 05, 2024
Baotou Juhaoyuan [Member] | Place of Incorporation [Member]
Schedule of Subsidiaries of the Company [Line Items]
Place of Incorporation	Baotou China
Baotou Juhaoyuan [Member] | % of Ownership [Member]
Schedule of Subsidiaries of the Company [Line Items]
% of Ownership	55%
Baotou Juhaoyuan [Member] | Principal Activities [Member]
Schedule of Subsidiaries of the Company [Line Items]
Principal Activities	Trading